Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)

	2021	2020	2019
	(in € millions)
Current tax expense
Current year	37	25	45
Changes in estimates in respect to prior year	2	(9)	(1)
	39	16	44
Deferred tax (benefit)/expense
Temporary differences	5	(137)	27
Change in recognition of deferred tax	241	(7)	(17)
Change in tax rates	(1)	—	1
Changes in estimates in respect to prior years	(1)	—	—
	244	(144)	11
Income tax expense/(benefit)	283	(128)	55

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes
A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated income before tax for each of the years ended December 31, 2021, 2020, and 2019 is shown in the table below:

	2021	2020	2019
	(in € millions)
Income/(loss) before tax	249	(709)	(131)
Tax using the Luxembourg tax rate	62	(177)	(33)
Effect of tax rates in foreign jurisdictions	1	12	2
Permanent differences	(35)	54	58
Change in unrecognized deferred taxes	239	(9)	29
Adjustments in respect of previous years	1	(9)	(1)
Foreign withholding taxes	12	1	—
Other	3	—	—
Income tax expense/(benefit)	283	(128)	55

Schedule of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2021	2020
	(in € millions)
Intangible assets	(66)	(61)
Share-based compensation	8	27
Tax losses carried forward	53	224
Property and equipment	58	91
Unrealized (gains)/losses	(43)	(276)
Other	3	10
Net deferred tax assets	13	15

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2021	2020	2019
	(in € millions)
At January 1	15	7	6
Movement recognized in consolidated statement of operations	(240)	144	(11)
Movement recognized in consolidated statement of changes in equity and other comprehensive income	239	(136)	18
Movement due to acquisition	(1)	—	(6)
At December 31	13	15	7

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2021	2020
	(in € millions)
Deferred tax assets	13	15

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can use the benefits.

	2021	2020
	(in € millions)
Intangible assets	74	72
Share-based compensation	122	198
Tax losses carried forward	316	201
Tax credits carried forward	51	28
Unrealized (gains)/ losses	7	1
Other	60	35
Total	630	535

Schedule of Tax Loss Carry-forwards Expected to Expire
Tax loss and credit carry-forwards as at December 31, 2021 were expected to expire as follows:

Expected expiry	2022 - 2031	2032 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	473	1,426	1,899
Research and development credit carry-forward	—	52	—	52